UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Stadium Capital Management, LLC

Address:   19785 Village Office Court
           Suite 101
           Bend, OR  97702


Form 13F File Number: 028-10135


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Bradley R. Kent
Title:  Managing Director
Phone:  541-322-0600

Signature,  Place,  and  Date  of  Signing:

/s/ Bradley R. Kent                Bend, Oregon                       5/14/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              23

Form 13F Information Table Value Total:  $      381,853
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
ADMINISTAFF INC                COMMON         007094105    36183  1695547 SH       SOLE                 1695547      0    0
AMBASSADORS GROUP INC          COMMON         023177108     6153   556848 SH       SOLE                  556848      0    0
AMERICAN REPROGRAPHICS CO      COMMON         029263100    12995  1448670 SH       SOLE                 1448670      0    0
AMERICAN WOODMARK CORP         COMMON         030506109     9787   504736 SH       SOLE                  504736      0    0
BIG 5 SPORTING GOODS CORP      COMMON         08915P101    47577  3125971 SH       SOLE                 3125971      0    0
BLUELINX HOLDINGS INC          COMMON         09624H109     4646  1219363 SH       SOLE                 1219363      0    0
BUILDERS FIRSTSOURCE INC       COMMON         12008R107    44011 13971669 SH       SOLE                13971669      0    0
CASH STORE FINANCIAL           COMMON         14756F103    19268  1306575 SH       SOLE                 1306575      0    0
CGI GROUP INC                  COMMON         39945C109    11253   754729 SH       SOLE                  754729      0    0
COLUMBUS MCKINNON CORP-N.Y.    COMMON         199333105     3022   190394 SH       SOLE                  190394      0    0
COMERICA INC                   COMMON         200340107     4410   115933 SH       SOLE                  115933      0    0
COMMERCIAL VEHICLE GROUP INC   COMMON         202608105     7867  1101773 SH       SOLE                 1101773      0    0
CPI INTL INC                   COMMON         12618M100    14238  1073740 SH       SOLE                 1073740      0    0
DESTINATION MATERNITY          COMMON         25065D100     4865   189612 SH       SOLE                  189612      0    0
DRESS BARN INC                 COMMON         261570105    16093   615602 SH       SOLE                  615602      0    0
KENEXA CORPORATION             COMMON         488879107    30058  2186040 SH       SOLE                 2186040      0    0
MAIDENFORM BRANDS INC          COMMON         560305104     3125   143033 SH       SOLE                  143033      0    0
NORTHRIM BANK-ANCHORAGE ALASKA COMMON         666762109     1381    80836 SH       SOLE                   80836      0    0
PANTRY INC DEL                 COMMON         698657103     6266   501644 SH       SOLE                  501644      0    0
REGIS CORPORATION              COMMON         758932107    39158  2096249 SH       SOLE                 2096249      0    0
RURAL METRO CORP               COMMON         781748108    19351  2661752 SH       SOLE                 2661752      0    0
TNS INC                        COMMON         872960109    27347  1226320 SH       SOLE                 1226320      0    0
WEBSENSE INC                   COMMON         947684106    12799   562109 SH       SOLE                  562109      0    0


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